Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)
Ordinary shares, shares authorized	47,800,000	47,800,000
Ordinary shares, shares issued	18,756,570	18,494,739
Ordinary shares, shares outstanding	18,756,570	18,494,739